Recurring Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Recurring Fair Value Measurements [Line Items]
Schedule of fair value of initial measurement

December 31, 2021
Stock price	$0.72
Expected term	2.0 – 6.0 Years
Volatility	30.0% – 34.0%
Risk-free interest rate	0.21% – 0.84%
Dividend yield	0.0%

December 31, 2020
Stock price	$0.53
Expected term	4 Years
Volatility	228.6%
Risk-free interest rate	1.9%
Dividend yield	0.0%

B. Riley Principal 150 Merger Corp.[Member]
Recurring Fair Value Measurements [Line Items]
Schedule of fair value, assets and liabilities measured on recurring basis

	March 31, 2022	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account (1)	$172,532,601	$172,532,601	$—	$—

	172,532,601	172,532,601	—	—

Liabilities:
Public Warrants	$5,175,575	$5,175,575	$—	$—
Private Placement Warrants	161,200	—	—	161,200

Warrant Liability	$5,336,775	$5,175,575	$—	$161,200

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account (1)	$172,516,200	$172,516,200	$—	$—

	172,516,200	172,516,200	—	—

Liabilities:
Public Warrants	$8,337,500	$8,337,500	$—	$—
Private Placement Warrants	261,733	—	—	261,733

Warrant Liability	$8,599,233	$8,337,500	$—	$261,733

(1)	The fair value of the investments held in the Trust Account approximates the carrying amounts primarily due to the short-term nature.

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)
Assets:
Cash held in Trust Account	$172,516,200	$172,516,200	$—	$—

	172,516,200	172,516,200	—	—

Liabilities:
Public Warrants	$8,337,500	$8,337,500	$—	$—
Private Placement Warrants	261,733	—	—	261,733

Warrant Liability	$8,599,233	$8,337,500	$—	$261,733

Schedule of fair value of initial measurement

Input	March 31, 2022	December 31, 2021
Risk-free interest rate	2.40%	1.30%
Expected term (years)	5.30	5.50
Expected volatility	11.3%	18.5%
Exercise price	$11.50	$11.50
Dividend yield	0.0%	0.0%

Inputs	February 23, 2021 (Initial Measurement)
Risk-free interest rate	0.9%
Expected term (years)	6.4
Expected volatility	14.0%
Exercise price	$11.50

Inputs	December 31, 2021
Risk-free interest rate	1.30%
Expected term (years)	5.5
Expected volatility	18.5%
Exercise price	$11.50
Dividend yield	—

Schedule of change in fair value of level 3 warrant liabilities

Private warrant liability at January 1, 2022	$261,733
Change in fair value of private warrant liability	(100,533)

Private warrant liability at March 31, 2022	$161,200

Warrant liability at January 1, 2021	$—
Initial warrant liability at February 23,2021	5,276,966
Transfer of public warrants to Level 1	(5,117,500)
Change in fair value of warrant liability	102,267

Warrant liability at December 31,2021	$261,733